SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of disaggregation of revenue

The following table presents the disaggregation of revenue for the years ended December 31, 2019, 2020 and 2021:

	Year ended	Year ended	Year ended	Year ended
	December	December	December	December
	31, 2019	31, 2020	31, 2021	31, 2021
	RMB	RMB	RMB	USD
Credit driven services	8,013,391	11,403,675	10,189,167	1,598,902
Loan facilitation and servicing fees-capital heavy	6,273,131	4,596,555	2,326,027	365,004
Revenue from loan facilitation services	4,396,300	3,160,457	1,399,310	219,582
Revenue from post-facilitation services	1,876,831	1,436,098	926,717	145,422
Financing income	1,309,616	2,184,180	2,184,128	342,737
Revenue from releasing of guarantee liabilities	285,407	4,506,935	5,583,135	876,116
Other services fees	145,237	116,005	95,877	15,045
Platform services	1,206,456	2,160,279	6,446,478	1,011,593
Loan facilitation and servicing fees-capital light	814,581	1,826,654	5,677,941	890,993
Revenue from loan facilitation services	672,982	1,416,715	4,484,632	703,737
Revenue from post-facilitation services	141,599	409,939	1,193,309	187,256
Referral services fees	375,551	265,300	620,317	97,341
Other services fees	16,324	68,325	148,220	23,259
Total net revenue	9,219,847	13,563,954	16,635,645	2,610,495

Accounting Standards Update and Change in Accounting Principle [Table Text Block]

		Adjustments
	As of	due to	As of
	December	the Adoption	January
	31, 2019	of ASC 326	01, 2020
ASSETS
Financial assets receivable	1,971,824	117,321	2,089,145
Deferred tax assets	697,348	336,830	1,034,178

LIABILITIES
Guarantee liabilities-stand ready	2,212,125	(63,723)	2,148,402
Guarantee liabilities-contingent	734,730	1,952,545	2,687,275
Other tax payable	263,856	(4,275)	259,581

SHAREHOLDERS’ EQUITY
Retained earnings	2,071,332	(1,430,396)	640,936

Schedule of estimated useful lives for property and equipment

Leasehold improvements	Over the shorter of the lease term or expected useful lives
Electronic equipment	5 years
Furniture and office equipment	5 years

Schedule of major funding partners that account for 10% or more of total revenues

	the years ended December 31
funding partners	2019	2020	2021
A		*	16.4%
B		*	14.3%
C	11.3%	10.8%	*
D	15.7%	10.2%	*
E	10.6%

Consolidated Trusts
Schedule of financial statements

	December 31, 2020	December 31, 2021
	RMB	RMB
ASSETS
Restricted cash	348,976	657,075
Loans receivable, net	6,447,233	8,646,950
Prepaid expenses and other assets	101,729	104,515
Loans receivable, net-noncurrent	37,157	1,829,804
Total Assets	6,935,095	11,238,344

	December 31, 2020	December 31, 2021
	RMB	RMB
LIABILITIES
Payable to investors of the consolidated trusts-current	3,117,634	2,304,518
Accrued expenses and other current liabilities	9,608	5,928
Other tax payable	27,694	34,448
Payable to investors of the consolidated trusts-noncurrent	1,468,890	4,010,597
Total liabilities	4,623,826	6,355,491

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net revenue	1,279,203	2,089,679	1,704,267
Net income	469,825	899,010	708,908

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net cash provided by (used in) operating activities	382,620	(674,291)	1,329,554
Net cash (used in) provided by investing activities	(8,989,137)	1,964,538	(4,619,696)
Net cash provided by (used in) financing activities	7,512,696	(3,268,383)	1,735,348